RECLAMATION AND CLOSURE COST PROVISION - Changes in the reclamation and closure cost provision (Details) $ in Thousands		12 Months Ended
	Sep. 16, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 27, 2019 USD ($) hectare
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year		$ 84,235	$ 62,172
Provision assumed on acquisition of Alacer	$ 26,200	26,159	12,990
Reclamation expenditures		(2,447)	(3,568)
Accretion expense		3,887	3,743
Foreign exchange loss		110	308
Revisions in estimates and obligations		(3,360)	4,168
Impact of changes in discount rate		10,990	4,490
Obligations related to divested mining properties		0	(68)
Balance, ending of year		119,574	84,235
Less: current portion		(1,924)	(8,766)
Non-current reclamation and closure cost provision		$ 117,650	$ 75,469
Hectares of land acquired (in hectares) | hectare				8,900
Net smelter royalty, percentage				0.50%
Cash transferred				$ 22,000
Consideration transferred, fair value				$ 13,000